Share-based payment plans - Cash settled SARs - Summary (Details) - Cash-settled SARs	12 Months Ended
	Dec. 31, 2017 CAD ($) EquityInstruments	Dec. 31, 2016 CAD ($) EquityInstruments
Number of SARs
Outstanding, beginning of year | EquityInstruments	3,031,760	2,103,627
SARs issued | EquityInstruments	25,523	1,135,266
SARs exercised | EquityInstruments	(227,633)	(147,665)
SARs cancelled | EquityInstruments	(190,793)	(59,468)
Outstanding, end of year | EquityInstruments	2,638,857	3,031,760
SARs exercisable, end of year | EquityInstruments	1,651,216	1,323,249
Weighted average exercise price
Outstanding, beginning of year | $	$ 79.64	$ 80.39
Issued | $	68.56	75.48
SARs exercised | $	54.54	54.06
Cancelled | $	81.53	90.06
Outstanding, end of year | $	81.56	79.64
SARs exercisable, end of year | $	$ 83.61	$ 78.92